PROSPECTUS
September 30, 2014
As Supplemented and Restated on January 22, 2015
ARK ETF Trust Thematic Actively-Managed ETFs

ETF	NYSE Arca, Inc. Ticker Symbol
ARK Innovation ETF	ARKK
ARK Genomic Revolution Multi-Sector ETF	ARKG
ARK Industrial Innovation ETF	ARKQ
ARK Web x.0 ETF	ARKW

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY INFORMATION	1

ARK Innovation ETF	1

ARK Genomic Revolution Multi-Sector ETF	7

ARK Industrial Innovation ETF	11

ARK Web x.0 ETF	15

Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries	19

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS	19

Investment Objective of Each Fund	19

Principal Investment Strategies	19

Principal Risks	19

Additional Investment Strategies	22

Additional Risks	23

Portfolio Holdings	24

MANAGEMENT OF THE FUNDS	24

SHAREHOLDER INFORMATION	25

Pricing of Fund Shares	25

Buying and Selling Shares	26

Distribution and Service Plan	26

Dividends and Distributions	26

Tax Consequences	27

Frequent Purchases and Redemptions of Fund Shares	29

TAX-ADVANTAGED PRODUCT STRUCTURE	29

FINANCIAL HIGHLIGHTS	29

PREMIUM/DISCOUNT INFORMATION	29

GENERAL INFORMATION	29

OTHER INFORMATION	31

SUMMARY INFORMATION

ARK Innovation ETF

INVESTMENT OBJECTIVE

The ARK Innovation ETF’s (“Fund”) investment objective is long-term growth of capital.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	—%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.95%

(a)
Pursuant to a Supervision Agreement, ARK Investment Management LLC (“Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$ 97
3	$303

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. Companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics (“Genomic Revolution Companies”), industrial innovation (“Industrial Innovation Companies”) or the increased use of shared technology, infrastructure and services (“Web x.0 Companies”).

In selecting companies that the Adviser believes are relevant to a particular investment theme, it seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies that the Adviser believes are Genomic Revolution Companies, Industrial Innovation Companies or Web x.0 Companies are described below.

•
Genomic Revolution Companies. Companies that the Adviser believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in genomics into their business, such as by offering new products or services that rely on genomic sequencing, analysis, synthesis or instrumentation. These companies may include ones across multiple sectors, such as healthcare, information technology, materials, energy and consumer discretionary, that develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics, molecular medicine and agricultural biotechnology.

•
Industrial Innovation Companies: Companies that are focused on and expected to benefit from the development of new products or services, technological improvements and advancements in scientific research related to, among other things, disruptive innovation in energy (“energy transformation companies”), automation and manufacturing (“automation transformation companies”), materials, and transportation.

o
The Adviser considers a company to be an energy transformation company if it seeks to capitalize on innovations or evolutions in: (i) ways that energy is stored or used; (ii) the discovery, collection and/or implementation of new sources of energy, including unconventional sources of oil or natural gas and/or (iii) the production or development of new materials for use in commercial applications of energy production, use or storage.

o
The Adviser considers a company to be an automation transformation company if it is focused on man capitalizing on the productivity of machines, such as through the automation of functions, processes or activities previously performed by human labor or the use of robotics to perform other functions, activities or processes.

•
Web x.0 Companies. Companies that are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the internet of things, and social distribution and media.

The Adviser will select investments for the Fund that represent its highest-conviction investment ideas within the theme of disruptive innovation, as described above, in constructing the Fund’s portfolio. The Adviser’s process for identifying genomic companies, industrial innovation companies and Web x.0 companies uses both “top down” (macro-economic and business cycle analysis) and “bottom up” (valuation, fundamental and quantitative measures) approaches. The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include issuers of micro-, small-, medium- and large-capitalizations. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund currently intends to use only American Depositary Receipts (“ADRs”) when purchasing foreign securities.

The Fund will not be concentrated in any industry.

PRINCIPAL RISKS

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Emerging Market Securities Risk. Investment in securities of emerging market companies may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties.

Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer held by the Fund may affect the value of the Fund’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, potentially higher custody costs, taxation by foreign governments, decreased market liquidity and political and economic instability. Because the Fund investments in foreign securities currently are made through the purchase of ADRs, the Fund normally will not be hedging any foreign currency exposure (since ADRs are denominated and pay dividends in US dollars).

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•
Biotechnology Company Risk. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•
Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Industrials Sector Risk. The industrials sector includes companies engaged in the aerospace and defense industry, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•
Aerospace and Defense Company Risk. Companies in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.

•
Professional Services Company Risk. Professional services companies may be materially impacted by economic conditions and related fluctuations in client demand for marketing, business, technology and other consulting services. Professional services companies’ success depends in large part upon attracting and retaining key employees and a failure to do so could adversely affect a company’s business. There are relatively few barriers to entry into the professional services market, and new competitors could readily seek to compete in one or more market segments, which could adversely affect company’s operating results through pricing pressure and loss of market share.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product rapid obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•
Internet Company Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. In addition, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•
Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semi-conductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Issuer Risk. Because a Fund may invest in approximately 40 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of a large-capitalization company may not rise as much as that of a company with a smaller market capitalization.

Management Risk. As an actively-managed ETF, the Fund is subject to management risk. Although the portfolio manager has significant investment management experience, the Adviser is newly-formed and has no prior experience managing actively-managed ETFs. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to their net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Web x.0 Companies Risk. The risks described below apply, in particular, to the Fund’s investment in Web x.0 Companies.

•
Internet Information Provider Company Risk. Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary, advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices could adversely affect operating results. Concerns regarding a company’s products, services or processes compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•
Catalog and Mail Order House Company Risk. Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, changes in consumer tastes with respect to products, and other factors. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

MANAGEMENT OF THE FUND

Investment Adviser. ARK Investment Management LLC.

Portfolio Manager. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund on September 30, 2014: Catherine D. Wood.

PURCHASE AND SALE OF SHARES AND TAX INFORMATION

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases and Sales of Fund Shares and Tax Information” in this prospectus.

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ARK Genomic Revolution Multi-Sector ETF

INVESTMENT OBJECTIVE

The ARK Genomic Revolution Multi-Sector ETF’s (“Fund”) investment objective is long-term growth of capital.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	—%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.95%

(a)
Pursuant to a Supervision Agreement, ARK Investment Management LLC (“Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$ 97
3	$303

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies across multiple sectors, including healthcare, information technology, materials, energy and consumer discretionary, that are relevant to the Fund’s investment theme of the genomics revolution (“Genomics Revolution Companies”).

Companies relevant to this theme are those that the Adviser believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in genomics into their business, such as by offering new products or services that rely on genomic sequencing, analysis, synthesis or instrumentation. These companies may include ones that develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics, molecular medicine and agricultural biotechnology.

In selecting companies that the Adviser believes are relevant to a particular investment theme, it seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser will use both “top down” (macro-economic and business cycle analysis) and “bottom up” (valuation, fundamental and quantitative measures) approaches to select investments for the Fund. The Fund may invest in certain companies that the Adviser believes are well-positioned to capitalize on and expected to devote substantial efforts to business lines enabled by disruptive genomic innovation, even if such companies do not currently derive a substantial portion of their revenues from genomics related activities.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include issuers of micro-, small-, medium- and large-capitalizations. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund currently intends to use only American Depositary Receipts (“ADRs”) when purchasing foreign securities.

The Fund will be concentrated in issuers in any industry or group of industries in the health care sector, including, in particular, issuers having their principal business activities in the biotechnology industry. Other industries in the health care sector include medical laboratories and research and drug manufacturers.

PRINCIPAL RISKS

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties.

Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer held by the Fund may affect the value of the Fund’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, potentially higher custody costs, taxation by foreign governments, decreased market liquidity and political and economic instability. Because the Fund investments in foreign securities currently are made through the purchase of ADRs, the Fund normally will not be hedging any foreign currency exposure (since ADRs are denominated and pay dividends in US dollars).

Future Expected Genomic Business Risk. The Adviser expects to invest at least 80% of the Fund’s assets in Genomics Revolution Companies. However, certain of these companies do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Fund to achieve its investment objective.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•
Biotechnology Company Risk. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•
Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Issuer Risk. Because a Fund may invest in approximately 40 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of a large-capitalization company may not rise as much as that of a company with a smaller market capitalization.

Management Risk. As an actively-managed ETF, the Fund is subject to management risk. Although the portfolio manager has significant investment management experience, the Adviser is newly-formed and has no prior experience managing actively-managed ETFs. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance.

Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to their net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

MANAGEMENT OF THE FUND

Investment Adviser. ARK Investment Management LLC.

Portfolio Manager. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio since the Fund’s inception on September 30, 2014: Catherine D. Wood.

PURCHASE AND SALE OF SHARES AND TAX INFORMATION

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases and Sales of Fund Shares and Tax Information” in this prospectus.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

ARK Industrial Innovation ETF

INVESTMENT OBJECTIVE

The ARK Industrial Innovation ETF’s (“Fund”) investment objective is long-term growth of capital.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	—%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.95%

(a)
Pursuant to a Supervision Agreement, ARK Investment Management LLC (“Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$ 97
3	$303

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of industrial innovation.

Companies that are expected to focus on and benefit from the development of new products or services, technological improvements and advancements in scientific research related to, among other things, disruptive innovation in energy (“energy transformation companies”), automation and manufacturing (“automation transformation companies”), materials, and transportation.

o
The Adviser considers a company to be an energy transformation company if it seeks to capitalize on innovations or evolutions in: (i) ways that energy is stored or used; (ii) the discovery, collection and/or implementation of new sources of energy, including unconventional sources of oil or natural gas and/or (iii) the production or development of new materials for use in commercial applications of energy production, use or storage.

o
The Adviser considers a company to be an automation transformation company if it is focused on man capitalizing on the productivity of machines, such as through the automation of functions, processes or activities previously performed by human labor or the use of robotics to perform other functions, activities or processes.

In selecting companies that the Adviser believes are relevant to a particular investment theme, it seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser will use both “top down” (macro-economic and business cycle analysis) and “bottom up” (valuation, fundamental and quantitative measures) approaches to select investments for the Fund.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include issuers of micro-, small-, medium- and large-capitalizations. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund currently intends to use only ADRs when purchasing foreign securities.

The Fund will be concentrated in issuers in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry.

PRINCIPAL RISKS

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties.

Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, potentially higher custody costs, taxation by foreign governments, decreased market liquidity and political and economic instability. Because the Fund investments in foreign securities currently are made through the purchase of ADRs, the Fund normally will not be hedging any foreign currency exposure (since ADRs are denominated and pay dividends in US dollars).

Industrials Sector Risk. The industrials sector includes companies engaged in the aerospace and defense industry, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•
Aerospace and Defense Company Risk. Companies in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.

•
Professional Services Company Risk. Professional services companies may be materially impacted by economic conditions and related fluctuations in client demand for marketing, business, technology and other consulting services. Professional services companies’ success depends in large part upon attracting and retaining key employees and a failure to do so could adversely affect a company’s business. There are relatively few barriers to entry into the professional services market, and new competitors could readily seek to compete in one or more market segments, which could adversely affect company’s operating results through pricing pressure and loss of market share.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product rapid obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•
Internet Company Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. In addition, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•
Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semi-conductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Issuer Risk. Because a Fund may invest in approximately 40 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of a large-capitalization company may not rise as much as that of a company with a smaller market capitalization.

Management Risk. As an actively-managed ETF, the Fund is subject to management risk. Although the portfolio manager has significant investment management experience, the Adviser is newly-formed and has no prior experience managing actively-managed ETFs. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance.

Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, because of economic changes or other events that affect the securities markets.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to their net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

MANAGEMENT OF THE FUND

Investment Adviser. ARK Investment Management LLC.

Portfolio Manager. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund on September 30, 2014: Catherine D. Wood.

PURCHASE AND SALE OF SHARES AND TAX INFORMATION

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases and Sales of Fund Shares and Tax Information” in this prospectus.

ARK Web x.0 ETF

INVESTMENT OBJECTIVE

The ARK Web x.0 ETF’s (“Fund”) investment objective is long-term growth of capital.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	—%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.95%

(a)
Pursuant to a Supervision Agreement, ARK Investment Management LLC (“Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$ 97
3	$303

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of Web x.0.

Companies relevant to this theme are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the internet of things, and social distribution and media.

In selecting companies that the Adviser believes are relevant to a particular investment theme, it seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies that the Adviser believes are relevant to this theme are those that are focused on shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, among others. The Adviser will use both “top down” (macro-economic and business cycle analysis) and “bottom up” (valuation, fundamental and quantitative measures) approaches to select investments for the Fund.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include issuers of micro-, small-, medium- and large-capitalizations. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

The Fund will be concentrated in issuers in issuers having their principal business activities in the internet information provider and catalog and mail order house industry.

PRINCIPAL RISKS

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties.

Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer held by the Fund may affect the value of the Fund’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Issuer Risk. Because a Fund may invest in between 40 and 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of a large-capitalization company may not rise as much as that of a company with a smaller market capitalization.

Management Risk. As an actively-managed ETF, the Fund is subject to management risk. Although the portfolio manager has significant investment management experience, the Adviser is newly-formed and has no prior experience managing actively-managed ETFs. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance.

Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to their net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

Web x.0 Companies Risk. The risks described below apply, in particular, to the Fund’s investment in Web x.0 Companies.

•
Internet Information Provider Company Risk. Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary, advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices could adversely affect operating results. Concerns regarding a company’s products, services or processes compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•
Catalog and Mail Order House Company Risk. Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, changes in consumer tastes with respect to products, and other factors. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

MANAGEMENT OF THE FUND

Investment Adviser. ARK Investment Management LLC.

Portfolio Manager. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio since the Fund’s inception on September 30, 2014: Catherine D. Wood.

PURCHASE AND SALE OF SHARES AND TAX INFORMATION

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases and Sales of Fund Shares and Tax Information” in this prospectus.

Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

PURCHASE AND SALE OF FUND SHARES

Each Fund issues and redeems Shares at their NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Fund’s distributor (“Distributor”). A Creation Unit consists of 50,000 Shares.

Individual Shares of a Fund may only be purchased and sold on a national securities exchange through brokers. The prices at which Shares may be purchased and sold on a national securities exchange through brokers are based on market prices and, because Shares will trade at market prices rather than NAV, Shares of a Fund may trade at a price greater than or less than NAV. Shares of each Fund are expected to be approved for listing, subject to notice of issuance, on NYSE Arca, Inc. (“Exchange”).

TAX INFORMATION

Each Fund’s distributions are taxable and generally will be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of the Fund Shares and related services. These payments create a conflict of interest by influencing your broker/dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

Investment Objective of Each Fund

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (“Board”) of ARK ETF Trust (“Trust”) without shareholder approval. There is no assurance that a Fund will meet its investment objective.

Principal Investment Strategies

The Adviser may cause a Fund to sell a security when the Adviser believes the issuer is no longer relevant to the applicable investment theme, or the security is overvalued or ceases to be an attractive investment due to, among other reasons, unfavorable sector-, industry- or issuer-specific developments.

Principal Risks

The value of your investment in a Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in a Fund.

Currency Risk. Fluctuations in foreign currency exchange rates may negatively affect the value of the Fund’s investments in securities traded in foreign markets and held in foreign currencies. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments.

Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. These risks include: smaller market capitalization of and less liquidity in securities markets, significant price volatility, restrictions on foreign investment and repatriation, greater social, economic and political uncertainty and instability, more substantial governmental involvement in the economy, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers and less developed legal systems. In addition, emerging markets may be particularly sensitive to future economic or political crises could lead to or exacerbate existing price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Emerging market currencies may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Risk. The value of the equity securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which a Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by the Fund may affect the value of the Fund’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Foreign Securities Risk. Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Issuer Risk. Because a Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. A change in the financial condition, market perception or credit rating of an issuer of securities included in a Fund’s portfolio may cause the value of its securities to decline.

Large-Capitalization Companies Risk. Large-capitalization companies tend to go in and out of favor based on market and economic conditions. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of a large capitalization company may not rise as much as that of a smaller-capitalization company.

Management Risk. As actively-managed ETFs, the Funds are subject to management risk. In managing the Funds, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement a Fund’s investment strategies will significantly influence the Fund’s performance.

Market Risk. The value of a Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. Market fluctuations may result from economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. The value of a Fund’s investments may decline, sometimes rapidly and unpredictably, because of economic changes or other events that affect the securities markets.

Market Trading Risk. Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. The NAV of Shares will fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will fluctuate in accordance with changes in their NAV and supply and demand on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities in a Fund’s portfolio trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Any of these factors, discussed above and further below, may lead to Shares trading at a premium or discount to a Fund’s NAV.

Absence of Prior Active Market. Each Fund is a newly organized series of an investment company and thus has no operating history. While the Funds’ Shares are expected to be listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. The Distributor does not maintain a secondary market in Shares.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. In addition, because these companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning their securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, regardless of whether the perceptions are based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

New Fund Risk. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of a Fund can be initiated without shareholder approval. As a result, the timing of a Fund’s liquidation may not be favorable.

Non-Diversified Risk. Each Fund is classified as a “non-diversified” investment company under the 1940 Act. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, each Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Small- and Medium-Capitalization Companies Risk. A Fund may invest in small- and medium-capitalization companies and, therefore, will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Small- and medium-capitalization companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

Additional Principal Risk Applicable to ARK Innovation ETF and ARK Genomic Revolution Multi-Sector ETF:

Health Care Sector Risk. The profitability of companies in the health care sector may be affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence due to industry innovation, changes in technologies and other market developments. A major source of revenue for certain companies in the health care sector are payments from the Medicare and Medicaid programs. As a result, such companies are sensitive to legislative changes and reductions in governmental spending for such programs. Failure of health care companies to comply with applicable laws and regulations can result in the imposition of civil and/or criminal fines, penalties and, in some instances, exclusion of participation in government sponsored programs such as Medicare and Medicaid. State or local health care reform measures may also adversely affect health care companies. Health care companies will continue to be affected by the efforts of governments and third-party payors to contain or reduce health care costs. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Companies in the health care sector may be thinly capitalized.

Additional Investment Strategies

As non-principal investment strategies, each Fund may invest no more than 35% of its assets in depositary receipts (including sponsored American Depositary Receipts (“ADRs”) and sponsored ADRs and Global Depositary Receipts (“GDRs”)), rights, warrants, preferred securities and convertible securities. A Fund may invest up to 10% of its total assets in unsponsored ADRs traded over-the-counter (“OTC”). In addition, a Fund may use derivative instruments for hedging or risk management purposes or as part of its investment practices. Derivative instruments are contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These underlying assets, reference rates or indices may include stocks, interest rates, currency exchange rates and stock indices.

Each Fund may take a temporary defensive position (investments in cash or cash equivalents) in response to adverse market, economic, political or other conditions. Cash equivalents include short-term high quality debt securities and money market instruments such as commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are rated BBB or higher and shares of short-term fixed income or money market funds.

Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions, in pursuing arbitrage opportunities or hedging strategies or for other similar purposes. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. Each Fund may lend its portfolio securities in an amount up to 33 1/3% of its assets.

Each Fund may borrow money from a bank to the extent permitted by the 1940 Act to meet redemptions or for temporary or emergency purposes.

Additional Risks

Convertible Securities Risk. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock.

Depositary Receipts Risk. ADRs and GDRs are securities typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investment in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States.

Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause a Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Recent legislation and regulatory developments will eventually require the clearing and exchange trading of most over-the-counter derivatives investments. It is possible that new regulation of various types of derivative instruments, including futures and swaps, may affect a Fund’s ability to use such instruments as a part of its investment strategy.

Leverage Risk. To the extent that a Fund borrows money in the limited circumstances described above under “Additional Investment Strategies,” it may be leveraged. Additionally, certain transactions in which a Fund may engage may present leverage risk. A Fund may segregate or “earmark” liquid assets or otherwise cover such transactions in an effort to mitigate the leverage risk such transactions present. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio securities. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged.

Rights and Warrants Risk. Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights and warrants do not represent an ownership interest in an issuer or carry with them dividend or voting rights with respect to the underlying securities. Investment in rights and warrants may thus be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and ceases to have value if it is not exercised prior to expiration.

Preferred Securities Risk. Preferred securities are contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. Preferred securities may be subject to more fluctuations in market value due to changes in market perceptions of the issuer’s ability to continue to pay dividends. If a Fund owns a preferred security whose issuer has deferred or suspended distributions, the Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred securities may also permit the issuer to convert preferred securities into the issuer’s common stock. Preferred Securities that are convertible into common stock may decline in value if the common stock to which preferred securities may be converted declines in value. Preferred securities may be less liquid than equity securities.

Securities Lending Risk. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

Temporary Defensive Strategy Risk. When a Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

MANAGEMENT OF THE FUNDS

Investment Adviser. ARK Investment Management LLC, located at 155 West 19th Street, Fifth Floor, 10011, serves as the Funds’ investment adviser. (“ARK” is an acronym of Active, Research and Knowledge.) The Adviser was formed in June 2013 and registered with the SEC in January 2014. Under the terms of an investment advisory agreement between the Trust and the Adviser with respect to each Fund (“Advisory Agreement”), the Adviser serves as the adviser to the Fund, subject to the general supervision of the Board. The Adviser’s duties as adviser to each Fund include furnishing a continuous investment program for the Fund and determining what investments or securities will be purchased, held or sold.

Pursuant to the supervision agreement between the Trust and the Adviser with respect to each Fund (“Supervision Agreement”), and subject to the general supervision of the Board, the Adviser provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Supervision Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to the Advisory Agreement.

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory and supervisory services under a comprehensive structure. Each Fund will pay a monthly Management Fee to the Adviser at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.95%. In addition, each Fund bears other fees and expenses that are not covered by the Supervision Agreement, which may vary and will affect the total expense ratio of the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

A discussion regarding the Board’s approval of the Advisory Agreement with respect to each Fund will be available in the Trust’s semi-annual or annual shareholder report for each Fund for the fiscal year ended June 30.

Administrator, Custodian and Transfer Agent. The Bank of New York Mellon is the administrator for the Funds (“Administrator”), the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds. The Administrator is responsible for providing certain operational, clerical, recordkeeping and/or bookkeeping services for the Funds.

Distributor. Foreside Fund Services, LLC is the distributor of the Shares of the Funds. The Distributor will not distribute Shares in less than Creation Units, and does not maintain a secondary market in Shares. The Shares are expected to be traded in the secondary market.

Portfolio Manager. Catherine Wood serves as chief investment officer of the Funds. Having completed 12 years at AllianceBernstein LP, Ms. Wood founded ARK Investment Management LLC and registered the firm with the SEC in January 2014.  At AllianceBernstein LP, Ms. Wood was Chief Investment Officer of Global Thematic Strategies, with $5 billion in assets under management. Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital Management. Prior to that, Ms. Wood worked for 18 years with Jennison Associates as Chief Economist, Equity Research Analyst, Portfolio Manager and Director. Ms. Wood received her B.S., summa cum laude, in Finance and Economics from the University of Southern California in 1981.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The NAV per Share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the Management Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m., Eastern time) on the New York Stock Exchange. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The values of each Fund’s portfolio securities will be based on market prices. Price information on listed securities and assets will be taken from the exchange where the security or asset is primarily traded. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service will use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities.

Unsponsored ADRs will be valued on the basis of the market closing price on the exchange where the stock of the foreign issuer that underlies the ADR is listed.

If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time a Fund calculates its NAV, the security will be fair valued by the Adviser in accordance with the Trust’s valuation policies and procedures approved by the Board. A Fund may also use fair value pricing in a variety of circumstances, including but not limited to, trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security may be materially different than the value that could be realized upon the sale of the security.

Buying and Selling Shares

The Shares of each Fund have been approved for listing on the Exchange.. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. In times of severe market disruption or low trading volume in a Fund’s Shares, this spread can increase significantly. It is anticipated that Shares will trade in the secondary market at prices that may differ to varying degrees from the NAV of Shares. During periods of disruptions to creations and redemptions or the existence of extreme market volatility, the market prices of Shares are more likely to differ significantly from Shares’ NAV.

The Depository Trust Company (“DTC”) serves as securities depository for Shares. The Shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants. Beneficial owners of Shares are not considered the registered holder thereof and are subject to the same restrictions and procedures as any beneficial owner of stocks held in book-entry or “street name” form. For more information, see the section entitled “Book Entry Only System” in the Fund’s SAI.

The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Distribution and Service Plan

The Board has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders.

No Rule 12b-1 fees are currently paid by any Fund, and there are no current plans to impose these fees. In addition, no such fees may be paid in the future without further approval by the Board, and the Board has adopted a resolution that no such fees will be paid in the first 12 months of a Fund’s operations. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the shares of a Fund will be reduced by the amount of distribution and service fees and other expenses of the Fund.

Dividends and Distributions

Each shareholder of a Fund is entitled to its share of the Fund’s distributions of net investment income and net realized capital gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

A Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. A Fund realizes capital gains or losses whenever it sells securities. Net capital gains are distributed to shareholders as “capital gain distributions.”

Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of a shareholder’s investment in Shares.

Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through whom you purchased Shares makes such option available.

Tax Consequences

General. As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions. As noted above, each Fund expects to distribute net investment income, if any, at least annually, and any net realized long-term or short-term capital gains, if any, annually. A Fund may also pay a special distribution at any time to comply with U.S. federal tax requirements.

In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Distributions of net investment income are generally taxable as ordinary income. Whether distributions of capital gains represent long-term or short-term capital gains is determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Shares. Distributions of net short-term capital gains in excess of net long–term capital losses, if any, are generally taxable as ordinary income. Distributions of net long-term capital gains in excess of net short-term capital losses, if any, that are properly reported as capital gain dividends are generally taxable as long-term capital gains. Long-term capital gains of non-corporate shareholders are generally taxable at a maximum rate of 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts.

A Fund may receive dividends, the distribution of which the Fund may designate as qualified dividends. In the event that a Fund receives such a dividend and designates the distribution of such dividend as a qualified dividend, the dividend may be taxed at the maximum capital gains rates, provided holding period and other requirements are met at both the shareholder and the Fund level.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If more than 50% of a Fund’s total assets at the end of its taxable year consist of foreign securities, the Fund may elect to “pass through” to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain holding period and other limitations, the investor’s pro rata share of the Fund’s foreign income taxes. It is expected that more than 50% of each Fund’s assets will consist of foreign securities.

Non-U.S. Shareholders. If you are not a citizen or resident alien of the United States, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

Each Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

Non-U.S. shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the possible applicability of the U.S. estate tax.

Backup Withholding. Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number or otherwise established a basis for exemption from backup withholding. The backup withholding rate for individuals is currently 28%. This is not an additional tax and may be refunded, or credited against your U.S. federal income tax liability, provided certain required information is furnished to the Internal Revenue Service.

Taxes on the Sale or Cash Redemption of Exchange Listed Shares. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long term capital gain or loss if Shares have been held for more than one year and as a short term capital gain or loss if held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited. To the extent that a Fund shareholder’s Shares are redeemed for cash, this is normally treated as a sale for tax purposes.

Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if Shares (or securities surrendered) have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your own tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by a Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from a Fund in Creation Units by Authorized Participants (“APs”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with a Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike many conventional mutual funds which are only bought and sold at closing NAVs, Shares of each Fund have been designed to be tradable in a secondary market on an intra-day basis and to be created and redeemed principally or partially in-kind in Creation Units at each day’s market close. These in-kind arrangements are designed to mitigate adverse effects on a Fund’s portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of the Fund. Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of a Fund, to the extent used, generally is not expected to lead to a tax event for shareholders.

FINANCIAL HIGHLIGHTS

As of the date of this prospectus, the Funds commenced operations and, therefore, do not have a financial history.

PREMIUM/DISCOUNT INFORMATION

As of the date of this prospectus, the Funds commenced operations and, therefore, do not have information about the differences between each Fund’s daily market price on the Exchange and its NAV. Information regarding how often Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund during the past four calendar quarters, when available, can be found at http://ark-funds.com.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on June 7, 2013. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Fund’s SAI for more information concerning the Trust’s form of organization.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act of 1933, as amended, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Dechert LLP serves as counsel to the Trust, including each Fund.

Sullivan & Worcester LLP serves as independent counsel to the independent trustees.

Tait, Weller & Baker, LLP serves as the Trust’s independent registered public accounting firm and will audit the Funds’ financial statements annually.

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OTHER INFORMATION

This prospectus does not contain all the information included in the registration statement filed with the SEC with respect to the Funds. Information about the Funds can be reviewed and copied at the SEC’s Public Reference Room and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The Funds’ registration statement, including this prospectus, the Funds’ SAI and the exhibits may be examined at the offices of the SEC (100 F Street, NE, Washington, DC 20549) or on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520. These documents and other information concerning the Trust also may be inspected at the offices of Foreside Fund Services, LLC at Three Canal Plaza, Suite 100, Portland, ME 04101 or by calling 855-406-1506.

The SAI for the Funds, which has been filed with the SEC, provides more information about the Funds. The Funds’ SAI is incorporated herein by reference and is legally part of this prospectus. Additional information about the Funds’ investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The SAI and the Funds’ annual and semi-annual reports may be obtained without charge by visiting the Fund’s website at http://ark-funds.com, writing to the Fund at c/o ARK Investment Management LLC, 155 West 19th Street, New York, NY 10011 or by calling (212) 426-7040.

Investment Company Act File No. 811-22883